UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Heitman US Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

	Shares	Value
COMMON STOCKS - 0.54%
IT Consulting & Other Services - 0.54%
InterXion Holding NV (a)	1,910	$127,454

Total Common Stocks
(Cost $111,311)		127,454

REAL ESTATE INVESTMENT TRUSTS (REITs) - 98.47%
Diversified REITs - 3.58%
Empire State Realty Trust, Inc., Class A	28,595	451,801
Liberty Property Trust	8,316	402,661
		854,462
Health Care REITs - 14.23%
CareTrust REIT, Inc.	16,749	392,932
HCP, Inc.	25,665	803,314
Physicians Realty Trust	23,990	451,252
Sabra Health Care REIT, Inc.	10,987	213,917
Ventas, Inc.	3,811	243,180
Welltower, Inc.	16,669	1,293,514
		3,398,109
Hotel & Resort REITs - 5.91%
Host Hotels & Resorts, Inc.	45,076	851,937
Pebblebrook Hotel Trust	18,006	559,266
		1,411,203
Industrial REITs - 10.06%
Duke Realty Corporation	24,218	740,587
Prologis, Inc.	23,098	1,661,901
		2,402,488
Office REITs - 11.21%
Boston Properties, Inc.	7,581	1,014,944
Cousins Properties, Inc.	53,760	519,321
Hudson Pacific Properties, Inc.	16,761	576,914
Kilroy Realty Corporation	7,460	566,662
		2,677,841
Residential REITs - 21.02%
American Campus Communities, Inc.	16,292	775,173
Apartment Investment & Management Company, Class A	12,467	626,971
AvalonBay Communities, Inc.	7,718	1,549,234
Equity Residential	15,431	1,162,263
Invitation Homes, Inc.	37,276	906,925
		5,020,566
Retail REITs - 15.11%
Acadia Realty Trust	12,750	347,692
Regency Centers Corporation	13,230	892,893
Simon Property Group, Inc.	10,728	1,954,749
SITE Centers Corporation	30,348	413,340
		3,608,674
Specialized REITs - 17.35%
CubeSmart	13,293	425,908
CyrusOne, Inc.	9,882	518,212
Digital Realty Trust, Inc.	2,354	280,126
Equinix, Inc.	3,715	1,683,489
Extra Space Storage, Inc.	6,416	653,854

Public Storage	2,670	581,473
		4,143,062
Total REITs
(Cost $22,014,423)		23,516,405

SHORT TERM INVESTMENTS - 0.65%
First American Treasury Obligations Fund, Share Class X, 2.33% (b)	156,004	156,004
Total Short Term Investments
(Cost $156,004)		156,004

Total Investments
(Cost $22,281,738) - 99.66%		23,799,863
Assets in Excess of Liabilities - 0.34%		81,259
Net Assets - 100.00%		$23,881,122

(a) Non-income producing security
(b) The rate quoted is the annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Total Portfolio
Tax Cost(1)	$22,281,738

Gross unrealized appreciation	1,647,057
Gross unrealized depreciation	(128,932)
Net unrealized appreciation (depreciation)	$1,518,125

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous year's information and federal income tax please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official
Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$127,454	$-	$-	$127,454
REITs(1)	23,516,405	-	-	23,516,405
Short Term Investments	156,004	-	-	156,004
	$23,799,863	$-	$-	$23,799,863

(1) Please refer to the Schedules of Investments to view Common Stocks and REITs segregated by sub-industry type.

During the period ended March 31, 2019, the Fund did not hold any Level 3 securities, nor were there any transfers into our of Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/John Hedrick
John Hedrick, President

Date  04/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Hedrick
John Hedrick, President

Date  04/30/2019

By (Signature and Title)* /s/ Cullen Small
Cullen Small, Treasurer

Date  04/30/2019

* Print the name and title of each signing officer under his or her signature.